Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have implemented comprehensive procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. This system encompasses various levels, including network, host and application security and incorporates systematic security capabilities for threat defense, monitoring, analysis, response, deception and countermeasures. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements, a robust program that monitors our corporate network and corporate app, continuous testing of aspects of our security posture internally and with outside vendors, a robust incident response program, and regular training for employees. Our cyber security team regularly monitors the performance of our apps, platforms and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. This system encompasses various levels, including network, host and application security and incorporates systematic security capabilities for threat defense, monitoring, analysis, response, deception and countermeasures. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements, a robust program that monitors our corporate network and corporate app, continuous testing of aspects of our security posture internally and with outside vendors, a robust incident response program, and regular training for employees. Our cyber security team regularly monitors the performance of our apps, platforms and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our board of directors is responsible for overseeing risks related to cybersecurity. Our board of directors shall (i) maintain oversight of the disclosure related to cybersecurity matters in current reports or periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, presented by our management on a quarterly basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our management.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our head of information technology and cybersecurity functions is required to update our board of directors regarding the status of any material cybersecurity threats, material cybersecurity incidents or other associated risks, and they are also required to discuss with our board of directors with respect to disclosure of any material cybersecurity threat or incident, if any.
Cybersecurity Risk Role of Management [Text Block]	At the management level, our cyber security team is responsible for monitoring and mitigating cybersecurity risks, including those associated with third-party service providers. The team investigates and responds to any suspicious activities within our data environment. Upon detecting any material cybersecurity threat or cybersecurity incident, our cyber security team will report the threat or incident to our head of information technology and cybersecurity functions, who will assume the responsibility for managing the risks from such material cybersecurity threat or cybersecurity incident and monitoring the prevention, mitigation and remediation measures. Our head of information technology and cybersecurity functions is required to update our board of directors regarding the status of any material cybersecurity threats, material cybersecurity incidents or other associated risks, and they are also required to discuss with our board of directors with respect to disclosure of any material cybersecurity threat or incident, if any.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	head of information technology and cybersecurity functions
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our head of information technology and cybersecurity functions has extensive experience working in the field of cybersecurity, with pertinent background and expertise in cybersecurity risk management and compliance.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	At the management level, our cyber security team is responsible for monitoring and mitigating cybersecurity risks, including those associated with third-party service providers. The team investigates and responds to any suspicious activities within our data environment. Upon detecting any material cybersecurity threat or cybersecurity incident, our cyber security team will report the threat or incident to our head of information technology and cybersecurity functions, who will assume the responsibility for managing the risks from such material cybersecurity threat or cybersecurity incident and monitoring the prevention, mitigation and remediation measures.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true